Basis of preparation of financial statements - Presentation currency (Details)	12 Months Ended
	Dec. 31, 2021 R$ / $	Dec. 31, 2021 R$ / $ R$ / $	Dec. 31, 2021 R$ / $ R$ / €	Dec. 31, 2020 R$ / $	Dec. 31, 2020 R$ / $ R$ / $	Dec. 31, 2020 R$ / € R$ / $	Dec. 31, 2019 R$ / $	Dec. 31, 2019 R$ / $ R$ / $	Dec. 31, 2019 R$ / € R$ / $	Dec. 31, 2021 R$ / $	Dec. 31, 2021 R$ / €	Dec. 31, 2020 R$ / $	Dec. 31, 2020 R$ / €	Dec. 31, 2019 R$ / $	Dec. 31, 2019 R$ / €
Exchange rates used to translate operations
Closing rate	5.5805	5.5805	5.5805	5.1967	5.1967	5.1967	4.0307	4.0307	4.0307	4.3882	6.3210	4.0771	6.3779	3.1034	4.5305
Average rate	5.3956	4.3042	6.3784	5.1578	3.8480	5.8989	3.9461	2.9746	4.4159